Short-term and long-term borrowings	12 Months Ended
Dec. 31, 2019
Short-term and long-term borrowings
Short-term and long-term borrowings

13. Short-term and long-term borrowings

The following is a summary of short-term borrowings:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Short-term borrowings	49,312	203,845	29,281
Long-term borrowings	4,492	9,689	1,392

As of December 31, 2018 and 2019, the Group had short-term borrowings from banks which were repayable within one year, with interests charged at rates ranging from 5.7% to 7.5% and 0.4% to 6.3% per annum, respectively, among which RMB144,000 short-term borrowings were collateralized by time deposits of RMB53,650 classified as short-term investments as of December 31, 2019.

As of December 31, 2018 and 2019, the Group had long-term borrowings from banks which were repayable over one year, with interests charged at rates ranging from 0.4% to 1.0% and 0.4% to 6.0% per annum, respectively, among which RMB2,300 long-term borrowings were guaranteed by a subsidiary of the Group and pledged by the land use right owned by the Group.